SIGNIFICANT TRANSACTIONS - Joint Ventures (Details) € in Millions, $ in Millions			12 Months Ended
	Nov. 05, 2016 USD ($)	Aug. 06, 2015	Dec. 31, 2017	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 05, 2016 EUR (€)	Nov. 05, 2016 USD ($)
Effect of the disposal of Italy
Gain on disposal of discontinued operations, net of tax				$ 1,788
Financial information related to discontinued operations
Profit after tax for the period from discontinued operations				920	$ 262
Italy Disposal
Key assumptions used in the discounted cash flow model
Discount rate (functional currency)	6.90%
Average annual revenue growth rate during forecast period (functional currency)	(2.30%)
Terminal growth rate	0.50%
Average operating (EBITDA) margin during forecast period	35.70%
Average capital expenditure as a percentage of revenue	21.00%
Effect of the disposal of Italy
Fair value of investment in joint venture							$ 2,113
Cash consideration receivable							28
Total Disposal Consideration	$ 2,141
Derecognition of assets classified as held for sale	(15,974)
Derecognition of liabilities classified as held for sale	15,414
Release cumulative other comprehensive income related to Italy	207
Gain on disposal of discontinued operations, net of tax	$ 1,788
Financial information related to discontinued operations
Total operating revenues				4,135	4,913
Total operating expenses				(2,556)	(3,765)
Operating profit				1,579	1,148
Other (expenses) / income				(217)	(722)
Profit / (loss) before tax				1,362	426
Income tax (expense) / benefit				(442)	(164)
Profit after tax for the period from discontinued operations				$ 920	$ 262
HET
Joint Venture in Italy
Percentage of interest in subsidiary		100.00%
Italy Joint Venture
Joint Venture in Italy
Ownership interest in joint venture (in percentage)	50.00%		50.00%	50.00%
Effect of the disposal of Italy
Fair value of investment in joint venture						€ 1,897	$ 2,113